Earnings Per Share/ADS (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Basic earnings per share:
Numerator:
Net income attributable to ordinary shareholders	3,275,658	2,148,566	1,807,176	262,017
Denominator:
Weighted average ordinary shares outstanding	477,467,268	499,861,764	499,160,564	499,160,564
Basic earnings per share	6.86	4.30	3.62	0.52
Diluted earnings per share:
Numerator:
Net income attributable to ordinary shareholders	3,275,658	2,148,566	1,807,176	262,017
Denominator:
Weighted average ordinary shares outstanding	477,467,268	499,861,764	499,160,564	499,160,564
Dilutive effect of share-based awards	2,219,112	619,776	506,228	506,228
Weighted average number of shares outstanding-diluted	479,686,380	500,481,540	499,666,792	499,666,792
Diluted earnings per share	6.83	4.29	3.62	0.52

Earnings per ADS
Net income per ADS – basic (RMB)	27.44	17.19	14.48	2.10
Net income per ADS – diluted (RMB)	27.32	17.17	14.47	2.10